Investment in Direct Financing Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
Minimum lease payments receivable	$ 12,273	¥ 1,008,720	¥ 927,607
Estimated residual value	417	34,240	39,982
Initial direct costs	71	5,847	6,736
Unearned lease income	(1,800)	(147,921)	(143,472)
Investment in Direct Financing Leases	$ 10,961	¥ 900,886	¥ 830,853